UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09845

                     Oppenheimer Emerging Technologies Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2003 - October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Mercury Interactive Corp.                                                   2.7%
--------------------------------------------------------------------------------
Apple Computer, Inc.                                                        2.5
--------------------------------------------------------------------------------
Autodesk, Inc.                                                              2.4
--------------------------------------------------------------------------------
InfoSpace, Inc.                                                             2.2
--------------------------------------------------------------------------------
Macromedia, Inc.                                                            2.1
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.0
--------------------------------------------------------------------------------
Skyworks Solutions, Inc.                                                    2.0
--------------------------------------------------------------------------------
Marvell Technology Group Ltd.                                               2.0
--------------------------------------------------------------------------------
Adobe Systems, Inc.                                                         1.9
--------------------------------------------------------------------------------
Sonic Solutions, Inc.                                                       1.8

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Communications Equipment                                                   19.1%
--------------------------------------------------------------------------------
Software                                                                   18.6
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                   18.2
--------------------------------------------------------------------------------
Internet Software & Services                                               14.4
--------------------------------------------------------------------------------
Computers & Peripherals                                                     5.6
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                          4.7
--------------------------------------------------------------------------------
Biotechnology                                                               4.1
--------------------------------------------------------------------------------
IT Services                                                                 2.7
--------------------------------------------------------------------------------
Pharmaceuticals                                                             1.5
--------------------------------------------------------------------------------
Office Electronics                                                          1.4

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.


                   7 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Information Technology                                  89.4%

    Communications Equipment                               20.3

    Software                                               19.6

    Semiconductors & Semiconductor Equipment               19.2

    Internet Software & Services                           15.2

    Computers & Peripherals                                 5.9

    Electronic Equipment & Instruments                      5.0

    IT Services                                             2.8

    Office Electronics                                      1.4

   Health Care                                              5.9

   Industrials                                              1.6

   Consumer Discretionary                                   1.3

   Telecommunication Services                               1.0

   Financials                                               0.8

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on common stocks.
--------------------------------------------------------------------------------


                   8 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Over the 12-month period ended October 31, 2004, the Fund's performance trailed that of its benchmarks. Despite relatively strong gains from several individual holdings, broadly based weakness in the kinds of aggressive, high-growth stocks on which the Fund focuses undermined returns.

      Despite the challenging environment, the Fund maintained its disciplined focus on investing in fast-growing technology-related companies that we believe have the potential to become leaders in their markets, regardless of their industry or market capitalization. This investment approach has historically tended to produce excellent returns in strong markets, and relatively weak returns in soft markets. Over the long term, we believe our strategy will reward the patient investor.

      The performance of several holdings in this area exemplified the difficult environment that prevailed for technology investors during the period. For example, most semiconductor manufacturers and equipment makers suffered declines, including those reporting strong revenue and earnings growth, such as a developer of mixed-signal integrated circuits. The Fund's performance was further undermined by declines in the stock prices of hardware and equipment holdings, such as ADTRAN, Inc., which suffered a short-term earnings disappointment; and Sierra Wireless, Inc., which reported good year-over-year earnings and revenue growth.

      On the other hand, many of the Fund's technology holdings bucked the negative trend, illustrating the value of diversification among technology-related industries. Security software company Symantec Corp. delivered strong gains, as did Internet service provider Yahoo!, Inc., which benefited from increased volumes of Internet traffic and advertising. Investments in several hardware companies contributed positively to the Fund's returns as well. Top performers included wireless product developer Research In Motion Ltd.; computing and entertainment device maker Apple Computer, Inc.; and semiconductor manufacturer Marvell Technology Group Ltd., which increased its market share.

      As of the end of the period, we continue to maintain our disciplined focus on growth-oriented technology stocks. As a result, we believe the Fund is well positioned to take advantage of historically low relative valuations in the sector. In particular, we are currently finding a number of attractive investment opportunities among stocks that we believe are poised to benefit from the build-out of networks for wireless data transmission. At the same time, we remain dedicated to our company-by-company stock selection process.


                   9 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      The Fund's portfolio holdings, allocations and strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2004. Performance is measured from the inception of Classes A, B, C and Y on April 25, 2000. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to that of the S&P 500 Index and the Lipper Science & Technology Fund Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. The Lipper Science & Technology Fund Index includes the top 30 market weighted funds within the Lipper Science & Technology Classification. The index includes funds that invest 65% of their equity portfolio in science and technology stocks, without considering sales charges. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                   10 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Emerging Technologies Fund (Class A)

    Lipper Science & Technology Fund Index

    S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Emerging
                          Technologies      Lipper Science & Technology
                         Fund (Class A)               Index                  S&P 500 Index
  04/25/2000                $ 9,425                  $10,000                  $10,000
  04/30/2000                 10,056                   10,000                   10,000
  07/31/2000                 11,263                    9,591                    9,879
  10/31/2000                 10,594                    8,826                    9,897
  01/31/2001                  8,615                    7,139                    9,487
  04/30/2001                  5,709                    5,385                    8,703
  07/31/2001                  4,388                    4,645                    8,464
  10/31/2001                  3,312                    3,676                    7,434
  01/31/2002                  3,416                    4,157                    7,956
  04/30/2002                  2,538                    3,462                    7,605
  07/31/2002                  1,821                    2,545                    6,466
  10/31/2002                  1,717                    2,463                    6,311
  01/31/2003                  1,746                    2,466                    6,126
  04/30/2003                  1,982                    2,705                    6,594
  07/31/2003                  2,538                    3,201                    7,153
  10/31/2003                  2,963                    3,680                    7,623
  01/31/2004                  3,057                    3,938                    8,242
  04/30/2004                  2,557                    3,532                    8,101
  07/31/2004                  2,378                    3,361                    8,095
  10/31/2004                  2,538                    3,566                    8,341

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

  1-Year -19.26%     Since Inception (4/25/00) -26.18%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                   11 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Emerging Technologies Fund (Class B)

    Lipper Science & Technology Fund Index

    S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Emerging
                          Technologies      Lipper Science & Technology
                         Fund (Class B)               Index                  S&P 500 Index
  04/25/2000                $10,000                  $10,000                    $10,000
  04/30/2000                 10,670                   10,000                     10,000
  07/31/2000                 11,930                    9,591                      9,879
  10/31/2000                 11,200                    8,826                      9,897
  01/31/2001                  9,090                    7,139                      9,487
  04/30/2001                  6,020                    5,385                      8,703
  07/31/2001                  4,610                    4,645                      8,464
  10/31/2001                  3,480                    3,676                      7,434
  01/31/2002                  3,580                    4,157                      7,956
  04/30/2002                  2,650                    3,462                      7,605
  07/31/2002                  1,900                    2,545                      6,466
  10/31/2002                  1,790                    2,463                      6,311
  01/31/2003                  1,810                    2,466                      6,126
  04/30/2003                  2,050                    2,705                      6,594
  07/31/2003                  2,630                    3,201                      7,153
  10/31/2003                  3,060                    3,680                      7,623
  01/31/2004                  3,150                    3,938                      8,242
  04/30/2004                  2,630                    3,532                      8,101
  07/31/2004                  2,450                    3,361                      8,095
  10/31/2004                  2,548                    3,566                      8,341

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year -19.28%        Since Inception (4/25/00) -26.12%


                   12 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Emerging Technologies Fund (Class C)

    Lipper Science & Technology Fund Index

    S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                      Oppenheimer Emerging
                          Technologies      Lipper Science & Technology
                         Fund (Class C)               Index                  S&P 500 Index
  04/25/2000                $10,000                  $10,000                    $10,000
  04/30/2000                 10,670                   10,000                     10,000
  07/31/2000                 11,930                    9,591                      9,879
  10/31/2000                 11,200                    8,826                      9,897
  01/31/2001                  9,090                    7,139                      9,487
  04/30/2001                  6,010                    5,385                      8,703
  07/31/2001                  4,610                    4,645                      8,464
  10/31/2001                  3,480                    3,676                      7,434
  01/31/2002                  3,580                    4,157                      7,956
  04/30/2002                  2,650                    3,462                      7,605
  07/31/2002                  1,900                    2,545                      6,466
  10/31/2002                  1,790                    2,463                      6,311
  01/31/2003                  1,810                    2,466                      6,126
  04/30/2003                  2,060                    2,705                      6,594
  07/31/2003                  2,630                    3,201                      7,153
  10/31/2003                  3,060                    3,680                      7,623
  01/31/2004                  3,150                    3,938                      8,242
  04/30/2004                  2,630                    3,532                      8,101
  07/31/2004                  2,450                    3,361                      8,095
  10/31/2004                  2,600                    3,566                      8,341

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year -15.88%        Since Inception (4/25/00) -25.79%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                   13 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Emerging Technologies Fund (Class N)

    Lipper Science & Technology Fund Index

    S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Emerging
                          Technologies      Lipper Science & Technology
                         Fund (Class N)               Index                  S&P 500 Index
  03/01/2001                $10,000                 $10,000                    $10,000
  04/30/2001                  9,165                  10,201                     10,094
  07/31/2001                  7,041                   8,799                      9,817
  10/31/2001                  5,311                   6,963                      8,621
  01/31/2002                  5,478                   7,875                      9,227
  04/30/2002                  4,067                   6,559                      8,821
  07/31/2002                  2,914                   4,821                      7,499
  10/31/2002                  2,747                   4,665                      7,320
  01/31/2003                  2,792                   4,671                      7,104
  04/30/2003                  3,171                   5,124                      7,647
  07/31/2003                  4,052                   6,064                      8,296
  10/31/2003                  4,734                   6,971                      8,841
  01/31/2004                  4,871                   7,459                      9,559
  04/30/2004                  4,067                   6,691                      9,396
  07/31/2004                  3,794                   6,367                      9,388
  10/31/2004                  4,036                   6,756                      9,674

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year -15.60%        Since Inception (3/1/01) -21.92%


                   14 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Emerging Technologies Fund (Class Y)

    Lipper Science & Technology Fund Index

    S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Emerging
                          Technologies      Lipper Science & Technology
                         Fund (Class Y)               Index                  S&P 500 Index
  04/25/2000                $10,000                  $10,000                    $10,000
  04/30/2000                 10,670                   10,000                     10,000
  07/31/2000                 11,960                    9,591                      9,879
  10/31/2000                 11,260                    8,826                      9,897
  01/31/2001                  9,172                    7,139                      9,487
  04/30/2001                  6,084                    5,385                      8,703
  07/31/2001                  4,691                    4,645                      8,464
  10/31/2001                  3,558                    3,676                      7,434
  01/31/2002                  3,669                    4,157                      7,956
  04/30/2002                  2,726                    3,462                      7,605
  07/31/2002                  1,955                    2,545                      6,466
  10/31/2002                  1,854                    2,463                      6,311
  01/31/2003                  1,895                    2,466                      6,126
  04/30/2003                  2,145                    2,705                      6,594
  07/31/2003                  2,757                    3,201                      7,153
  10/31/2003                  3,218                    3,680                      7,623
  01/31/2004                  3,328                    3,938                      8,242
  04/30/2004                  2,787                    3,532                      8,101
  07/31/2004                  2,596                    3,361                      8,095
  10/31/2004                  2,777                    3,566                      8,341

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/04

1-Year -13.71%        Since Inception (4/25/00) -24.70%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                   15 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember that this Fund has a limited operating history.

CLASS A shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   16 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                   17 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                           BEGINNING           ENDING           EXPENSES
                           ACCOUNT             ACCOUNT          PAID DURING
                           VALUE               VALUE            6 MONTHS ENDED
                           (5/1/04)            (10/31/04)       OCTOBER 31, 2004
--------------------------------------------------------------------------------
Class A Actual             $1,000.00           $  992.60        $ 8.60
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00            1,016.54          8.70
--------------------------------------------------------------------------------
Class B Actual              1,000.00              988.60         12.63
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00            1,012.52         12.78
--------------------------------------------------------------------------------
Class C Actual              1,000.00              988.60         12.22
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00            1,012.92         12.37
--------------------------------------------------------------------------------
Class N Actual              1,000.00              992.50          9.56
--------------------------------------------------------------------------------
Class N Hypothetical        1,000.00            1,015.58          9.67
--------------------------------------------------------------------------------
Class Y Actual              1,000.00              996.40          5.18
--------------------------------------------------------------------------------
Class Y Hypothetical        1,000.00            1,019.96          5.24

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2004 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A           1.71%
----------------------------
Class B           2.51
----------------------------
Class C           2.43
----------------------------
Class N           1.90
----------------------------
Class Y           1.03

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                   18 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF INVESTMENTS  October 31, 2004
--------------------------------------------------------------------------------

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--94.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--1.2%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.5%
Ctrip.com
International
Ltd., ADR 1                                                19,500    $   779,415
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.7%
Shanda Interactive
Entertainment
Ltd., ADR 1                                                40,000      1,215,560
--------------------------------------------------------------------------------
FINANCIALS--0.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.7%
Harris & Harris
Group, Inc. 1                                             100,000      1,189,000
--------------------------------------------------------------------------------
HEALTH CARE--5.6%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--4.1%
Amgen, Inc. 1                                              22,400      1,272,320
--------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                       29,400      1,542,618
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                    44,000      1,523,720
--------------------------------------------------------------------------------
Martek Biosciences
Corp. 1                                                    49,100      2,310,450
                                                                     -----------
                                                                       6,649,108

--------------------------------------------------------------------------------
PHARMACEUTICALS--1.5%
MGI Pharma, Inc. 1                                         94,200      2,512,314
--------------------------------------------------------------------------------
INDUSTRIALS--1.6%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
51job, Inc., ADR 1                                         42,200      1,139,400
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.9%
Color Kinetics, Inc. 1                                     46,900        752,276
--------------------------------------------------------------------------------
Vicor Corp.                                                70,000        650,300
                                                                     -----------
                                                                       1,402,576

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--84.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--19.1%
ADTRAN, Inc.                                               65,400      1,412,640
--------------------------------------------------------------------------------
Airspan Networks,
Inc. 1                                                    149,300        915,209
--------------------------------------------------------------------------------
Andrew Corp. 1                                            187,100      2,615,658
--------------------------------------------------------------------------------
Arris Group, Inc. 1                                       182,300        847,695
--------------------------------------------------------------------------------
Audiocodes Ltd. 1                                         222,700      2,935,186
--------------------------------------------------------------------------------

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--Continued
Cisco Systems, Inc. 1                                      77,700    $ 1,492,617
--------------------------------------------------------------------------------
Corning, Inc. 1                                           254,900      2,918,605
--------------------------------------------------------------------------------
Ditech
Communications
Corp. 1                                                    95,700      2,195,358
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                        65,600      2,620,720
--------------------------------------------------------------------------------
Ixia 1                                                    126,100      1,610,297
--------------------------------------------------------------------------------
Packeteer, Inc. 1                                          93,200      1,150,088
--------------------------------------------------------------------------------
Plantronics, Inc.                                          50,000      2,175,000
--------------------------------------------------------------------------------
Polycom, Inc. 1                                            56,400      1,164,660
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                             54,400      2,274,464
--------------------------------------------------------------------------------
Research in
Motion Ltd. 1                                              25,800      2,275,560
--------------------------------------------------------------------------------
Sierra Wireless, Inc. 1                                    62,000      1,057,720
--------------------------------------------------------------------------------
Tekelec 1                                                  80,000      1,785,600
                                                                     -----------
                                                                      31,447,077

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.6%
Apple Computer,
Inc. 1                                                     78,600      4,128,858
--------------------------------------------------------------------------------
Avid Technology,
Inc. 1                                                     28,200      1,494,036
--------------------------------------------------------------------------------
Network Engines,
Inc. 1                                                    331,200        616,032
--------------------------------------------------------------------------------
PalmOne, Inc. 1                                           100,000      2,897,000
                                                                     -----------
                                                                       9,135,926

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.7%
Aeroflex, Inc. 1                                          190,100      2,110,110
--------------------------------------------------------------------------------
AU Optronics
Corp., ADR                                                119,570      1,255,485
--------------------------------------------------------------------------------
Cogent, Inc. 1                                              6,000        114,804
--------------------------------------------------------------------------------
FLIR Systems, Inc. 1                                       40,100      2,133,721
--------------------------------------------------------------------------------
Komag, Inc. 1                                              90,000      1,527,750
--------------------------------------------------------------------------------
WJ
Communications,
Inc. 1                                                    327,600        645,372
                                                                     -----------
                                                                       7,787,242


                  19 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--14.4%
Aladdin Knowledge
Systems Ltd. 1                                             89,700    $ 2,255,955
--------------------------------------------------------------------------------
eCollege.com, Inc. 1                                      110,700      1,015,119
--------------------------------------------------------------------------------
eLong, Inc.,
Sponsored ADR 1                                            11,400        155,040
--------------------------------------------------------------------------------
FindWhat.com 1                                             91,200      1,828,560
--------------------------------------------------------------------------------
InfoSpace, Inc. 1                                          70,000      3,675,000
--------------------------------------------------------------------------------
j2 Global
Communications,
Inc. 1                                                     64,800      1,953,720
--------------------------------------------------------------------------------
Jupitermedia Corp. 1                                       89,200      1,769,282
--------------------------------------------------------------------------------
MarketWatch, Inc. 1                                        95,100      1,260,551
--------------------------------------------------------------------------------
National
Information
Consortium, Inc. 1                                        221,200        931,252
--------------------------------------------------------------------------------
Netease.com,
Inc., ADR 1                                                41,300      1,920,863
--------------------------------------------------------------------------------
Shopping.com Ltd. 1                                         4,100        110,577
--------------------------------------------------------------------------------
SINA Corp. 1                                               64,600      2,164,100
--------------------------------------------------------------------------------
SupportSoft, Inc. 1                                       228,600      1,159,002
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                           49,500      1,328,085
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                             59,800      2,164,162
                                                                     -----------
                                                                      23,691,268

--------------------------------------------------------------------------------
IT SERVICES--2.7%
Cognizant
Technology
Solutions Corp. 1                                          48,200      1,638,800
--------------------------------------------------------------------------------
Infosys Technologies
Ltd., Sponsored
ADR                                                        28,800      1,915,200
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                             20,400        822,324
                                                                     -----------
                                                                       4,376,324

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.4%
Zebra Technologies
Corp., Cl. A 1                                             42,200      2,236,178

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--18.2%
AMIS Holdings,
Inc. 1                                                     73,300      1,114,160
--------------------------------------------------------------------------------
Analog Devices, Inc.                                       73,400      2,955,084
--------------------------------------------------------------------------------
ATI Technologies,
Inc. 1                                                    102,100      1,842,905
--------------------------------------------------------------------------------
ATMI, Inc. 1                                               33,900        791,565
--------------------------------------------------------------------------------
Cypress
Semiconductor
Corp. 1                                                   106,200      1,118,286
--------------------------------------------------------------------------------
Integrated Device
Technology, Inc. 1                                        100,000      1,182,000
--------------------------------------------------------------------------------
Intel Corp.                                               119,000      2,648,940
--------------------------------------------------------------------------------
Linear Technology
Corp.                                                      39,000      1,477,320
--------------------------------------------------------------------------------
Marvell Technology
Group Ltd. 1                                              113,700      3,248,409
--------------------------------------------------------------------------------
Microchip
Technology, Inc.                                           59,900      1,811,975
--------------------------------------------------------------------------------
Microsemi Corp. 1                                         130,200      2,023,308
--------------------------------------------------------------------------------
ON Semiconductor
Corp. 1                                                   375,000      1,350,000
--------------------------------------------------------------------------------
Sigmatel, Inc. 1                                           88,000      2,596,000
--------------------------------------------------------------------------------
Silicon
Laboratories, Inc. 1                                       16,800        503,496
--------------------------------------------------------------------------------
Silicon Storage
Technology, Inc. 1                                        115,400        859,730
--------------------------------------------------------------------------------
Skyworks
Solutions, Inc. 1                                         368,700      3,277,743
--------------------------------------------------------------------------------
TranSwitch Corp. 1                                        242,800        252,512
--------------------------------------------------------------------------------
Trident
Microsystems, Inc. 1                                       60,000        791,400
                                                                     -----------
                                                                      29,844,833

--------------------------------------------------------------------------------
SOFTWARE--18.6%
Adobe Systems, Inc.                                        55,000      3,081,650
--------------------------------------------------------------------------------
Autodesk, Inc.                                             74,000      3,903,500
--------------------------------------------------------------------------------
JAMDAT
Mobile, Inc. 1                                             51,700      1,514,810
--------------------------------------------------------------------------------
Macromedia, Inc. 1                                        125,300      3,400,642
--------------------------------------------------------------------------------
Macrovision Corp. 1                                       101,500      2,744,560


                  20 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                                                           VALUE
                                                           SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Mercury Interactive
Corp. 1                                                   102,100   $  4,434,203
--------------------------------------------------------------------------------
Microsoft Corp.                                           119,200      3,336,408
--------------------------------------------------------------------------------
Sonic Solutions, Inc. 1                                   152,200      3,021,170
--------------------------------------------------------------------------------
Symantec Corp. 1                                           49,900      2,841,306
--------------------------------------------------------------------------------
Verint Systems, Inc. 1                                     38,200      1,485,216
--------------------------------------------------------------------------------
Witness Systems,
Inc. 1                                                     45,100        701,755
                                                                    ------------
                                                                      30,465,220

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
SpectraSite, Inc. 1                                        30,000      1,539,000
                                                                    ------------
Total Common Stocks
(Cost $136,409,072)                                                  155,410,441

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.2%
--------------------------------------------------------------------------------
Axsun Technologies,
Inc., Cv., Series C 1,2,3                                 685,519        224,713
--------------------------------------------------------------------------------
Blaze Network
Products, Inc.,
8% Cv., Series D 1,2,3                                    166,836             --
--------------------------------------------------------------------------------
BroadBand Office,
Inc., Cv., Series C 1,2                                    52,909             --
--------------------------------------------------------------------------------
Centerpoint
Broadband
Technologies, Inc.:
Cv., Series D 1,2                                         463,822             --
Cv., Series Z 1,2                                          37,491             --
--------------------------------------------------------------------------------
MicroPhotonix
Integration Corp.,
Cv., Series C 1,2,3                                       316,691             --
--------------------------------------------------------------------------------
Multiplex, Inc.,
Cv., Series C 1,2                                         387,138         29,384
--------------------------------------------------------------------------------
Questia Media,
Inc., Cv., Series B 1,2                                   258,859         93,785
                                                                    ------------

Total Preferred Stocks
(Cost $21,917,070)                                                       347,882

                                                        PRINCIPAL          VALUE
                                                           AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.1%
--------------------------------------------------------------------------------
Undivided interest of 1.14% in joint
repurchase agreement (Principal
Amount/Value $595,058,000, with
a maturity value of $595,147,755)
with UBS Warburg LLC, 1.81%,
dated 10/29/04, to be repurchased
at $6,778,022 on 11/1/04, collateralized
by Federal National Mortgage Assn.,
5.50%, 1/1/34--4/1/34, with a
value of $607,720,116
(Cost $6,777,000)                                      $6,777,000   $  6,777,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $165,103,142)                                          99.0%   162,535,323
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                            1.0      1,616,309
                                                       -------------------------
NET ASSETS                                                  100.0%  $164,151,632
                                                       =========================


                  21 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. See Note 5 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of October 31, 2004 amounts to $224,713. Transactions during the period in which the issuer was an affiliate are as follows:

                                  SHARES                                  SHARES
                             OCTOBER 31,       GROSS         GROSS   OCTOBER 31,      UNREALIZED    DIVIDEND
                                    2003   ADDITIONS    REDUCTIONS          2004    DEPRECIATION      INCOME
------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Axsun Technologies, Inc.,
Cv., Series C                    685,519          --            --       685,519     $ 7,775,294        $--
Blaze Network Products,
Inc., 8% Cv., Series D           166,836          --            --       166,836       1,067,750         --
MicroPhotonix Integration
Corp., Cv., Series C             316,691          --            --       316,691       1,999,999         --
                                                                                     ----------------------
                                                                                     $10,843,043        $--
                                                                                     ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   22 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $154,035,386)                          $ 162,310,610
Affiliated companies (cost $11,067,756)                                   224,713
                                                                    --------------
                                                                      162,535,323
----------------------------------------------------------------------------------
Cash                                                                    1,666,500
----------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                        6,630,309
Shares of beneficial interest sold                                        175,552
Interest and dividends                                                     29,676
Other                                                                       7,763
                                                                    --------------
Total assets                                                          171,045,123

----------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                   6,191,868
Shares of beneficial interest redeemed                                    457,699
Shareholder communications                                                 88,911
Trustees' compensation                                                     47,874
Transfer and shareholder servicing agent fees                              45,682
Distribution and service plan fees                                         32,842
Other                                                                      28,615
                                                                    --------------
Total liabilities                                                       6,893,491

----------------------------------------------------------------------------------
NET ASSETS                                                          $ 164,151,632
                                                                    ==============

----------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------
Paid-in capital                                                     $ 636,515,811
----------------------------------------------------------------------------------
Accumulated net investment loss                                        (1,390,678)
----------------------------------------------------------------------------------
Accumulated net realized loss on investments                         (468,405,682)
----------------------------------------------------------------------------------
Net unrealized depreciation on investments                             (2,567,819)

----------------------------------------------------------------------------------
NET ASSETS                                                          $ 164,151,632
                                                                    ==============


                  23 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $79,082,816 and 29,400,687 shares of beneficial interest outstanding)                    $2.69
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                 $2.85
--------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $56,512,598 and 21,708,106 shares of beneficial interest outstanding)             $2.60
--------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $22,777,006 and 8,746,101 shares of beneficial interest outstanding)              $2.60
--------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $3,528,472 and 1,324,245 shares of beneficial interest outstanding)               $2.66
--------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based
on net assets of $2,250,740 and 812,816 shares of beneficial interest outstanding)          $2.77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $19,535)               $    233,315
-----------------------------------------------------------------------------------
Interest                                                                    26,094
                                                                      -------------
Total investment income                                                    259,409

-----------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------
Management fees                                                          1,840,255
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    215,120
Class B                                                                    633,292
Class C                                                                    251,339
Class N                                                                     17,679
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    698,176
Class B                                                                    643,122
Class C                                                                    174,697
Class N                                                                     23,018
Class Y                                                                        161
-----------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                     47,520
Class B                                                                     53,211
Class C                                                                      7,375
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                 26,939
-----------------------------------------------------------------------------------
Trustees' compensation                                                       8,686
-----------------------------------------------------------------------------------
Other                                                                       36,223
                                                                      -------------
Total expenses                                                           4,676,813
Less reduction to custodian expenses                                          (255)
Less payments and waivers of expenses                                     (895,186)
                                                                      -------------
Net expenses                                                             3,781,372

-----------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (3,521,963)

-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------
Net realized gain on:
Investments                                                              1,456,482
Net increase from payment by affiliate                                      29,259
                                                                      -------------
Net realized gain                                                        1,485,741
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments    (29,273,792)

-----------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $(31,310,014)
                                                                      =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  25 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                     2004             2003
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment loss                                               $  (3,521,963)   $  (2,504,324)
-------------------------------------------------------------------------------------------------
Net realized gain                                                     1,485,741       16,569,327
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                (29,273,792)      61,490,896
                                                                  -------------------------------
Net increase (decrease) in net assets resulting from operations     (31,310,014)      75,555,899

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                 484,458       13,775,737
Class B                                                              (2,633,340)       5,478,583
Class C                                                                 966,798        2,313,751
Class N                                                                (305,271)       1,269,615
Class Y                                                                 236,530          744,204

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase (decrease)                                           (32,560,839)      99,137,789
-------------------------------------------------------------------------------------------------
Beginning of period                                                 196,712,471       97,574,682
                                                                  -------------------------------
End of period (including accumulated net investment loss
of $1,390,678 and $43,429, respectively)                          $ 164,151,632    $ 196,712,471
                                                                  ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                  26 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED OCTOBER 31,                     2004         2003         2002          2001        2000 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period               $  3.14      $  1.82      $  3.51      $  11.24      $  10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.04) 2      (.04)        (.04)         (.01)          .01
Net realized and unrealized gain (loss)               (.41)        1.36        (1.65)        (7.71)         1.23
                                                   ---------------------------------------------------------------
Total from investment operations                      (.45)        1.32        (1.69)        (7.72)         1.24
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --           --           --          (.01)           --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  2.69      $  3.14      $  1.82      $   3.51      $  11.24
                                                   ===============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  (14.33)%      72.53%      (48.15)%      (68.74)%       12.40%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $79,083      $93,886      $44,150      $ 91,220      $253,471
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $89,415      $62,832      $68,695      $158,376      $149,623
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                         (1.55)%      (1.51)%      (1.61)%       (0.23)%        0.25%
Total expenses                                        2.11%        2.70%        3.11%         2.08%         1.65%
Expenses after payments and waivers
and reduction to custodian expenses                   1.69%        1.71%        2.10%         2.04%          N/A 5
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                157%         219%         159%           85%            6%

1. For the period from April 25, 2000 (commencement of operations) to October 31, 2000.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dIstributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B    YEAR ENDED OCTOBER 31,                     2004         2003         2002          2001        2000 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  3.06      $  1.79      $  3.48      $  11.20      $  10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.07) 2      (.04)        (.07)         (.06)         (.01)
Net realized and unrealized gain (loss)               (.39)        1.31        (1.62)        (7.66)         1.21
                                                   ---------------------------------------------------------------
Total from investment operations                      (.46)        1.27        (1.69)        (7.72)         1.20
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --           --           --            --            --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  2.60      $  3.06      $  1.79      $   3.48      $  11.20
                                                   ===============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  (15.03)%      70.95%      (48.56)%      (68.93)%       12.00%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $56,513      $69,789      $36,813      $ 75,336      $200,251
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $63,321      $48,920      $58,029      $128,540      $106,620
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (2.34)%      (2.23)%      (2.40)%       (0.99)%       (0.48)%
Total expenses                                        3.14%        3.82%        3.95%         2.84%         2.39%
Expenses after payments and waivers
and reduction to custodian expenses                   2.48%        2.42%        2.94%         2.80%          N/A 5
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                157%         219%         159%           85%            6%

1. For the period from April 25, 2000 (commencement of operations) to October 31, 2000.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   28 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

CLASS C    YEAR ENDED OCTOBER 31,                     2004         2003         2002          2001        2000 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  3.06      $  1.79      $  3.48      $  11.20      $  10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.06) 2      (.04)        (.05)         (.05)         (.01)
Net realized and unrealized gain (loss)               (.40)        1.31        (1.64)        (7.67)         1.21
                                                   ---------------------------------------------------------------
Total from investment operations                      (.46)        1.27        (1.69)        (7.72)         1.20
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --           --           --            --            --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  2.60      $  3.06      $  1.79      $   3.48      $  11.20
                                                   ===============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  (15.03)%      70.95%      (48.56)%      (68.93)%       12.00%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $22,777      $26,112      $14,143      $ 23,121      $ 56,597
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $25,126      $17,266      $17,800      $ 38,049      $ 28,193
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (2.28)%      (2.29)%      (2.36)%       (1.00)%       (0.47)%
Total expenses                                        2.77%        3.40%        3.84%         2.84%         2.39%
Expenses after payments and waivers
and reduction to custodian expenses                   2.43%        2.48%        2.83%         2.80%          N/A 5
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                157%         219%         159%           85%            6%

1. For the period from April 25, 2000 (commencement of operations) to October 31, 2000.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   29 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N    YEAR ENDED OCTOBER 31,                     2004         2003         2002       2001 1
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  3.12      $  1.81      $  3.50      $  6.59
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.05) 2      (.05)        (.04)        (.03)
Net realized and unrealized gain (loss)               (.41)        1.36        (1.65)       (3.06)
                                                   ------------------------------------------------
Total from investment operations                      (.46)        1.31        (1.69)       (3.09)
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --           --           --           --
---------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  2.66      $  3.12      $  1.81      $  3.50
                                                   ================================================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  (14.74)%      72.38%      (48.29)%     (46.89)%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 3,528      $ 4,445      $ 1,582      $ 1,450
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 3,548      $ 2,698      $ 1,547      $ 1,287
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (1.74)%      (1.89)%      (1.80)%      (1.24)%
Total expenses                                        2.18%        2.30%        3.05%        2.61%
Expenses after payments and waivers
and reduction to custodian expenses                   1.88%        2.10%        2.04%        2.57%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                157%         219%         159%          85%

1. For the period from March 1, 2001 (commencement of operations) to October 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

CLASS Y    YEAR ENDED OCTOBER 31,                     2004         2003         2002          2001        2000 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  3.21      $  1.85      $  3.55      $  11.26      $  10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.03) 2      (.04)        (.03)           -- 3         .02
Net realized and unrealized gain (loss)               (.41)        1.40        (1.67)        (7.69)         1.24
                                                   ---------------------------------------------------------------
Total from investment operations                      (.44)        1.36        (1.70)        (7.69)         1.26
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --           --           --          (.02)           --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  2.77      $  3.21      $  1.85      $   3.55      $  11.26
                                                   ===============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                  (13.71)%      73.51%      (47.89)%      (68.40)%       12.60%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 2,251      $ 2,480      $   887      $  1,236      $      1
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 2,593      $ 1,492      $ 1,057      $    331      $      1
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                         (0.86)%      (1.05)%      (1.03)%       (0.08)%        0.33%
Total expenses                                        1.00%        1.26%        1.57%         1.33%         1.42%
Expenses after payments and waivers
and reduction to custodian expenses                    N/A 6        N/A 6       1.53%         1.23%          N/A 6
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                157%         219%         159%           85%            6%

1. For the period from April 25, 2000 (commencement of operations) to October 31, 2000.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   31 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Emerging Technologies Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair


                   32 | OPPENHEIMER EMERGING TECHNOLOGIES FUND value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities trans- actions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

                   33 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               DEPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
   ------------------------------------------------------------------------
   $239,491                   $--         $466,614,783           $5,890,441

1. As of October 31, 2004, the Fund had $466,614,783 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2004, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              --------------------
                              2009    $268,287,393
                              2010     197,770,478
                              2012         556,912
                                      ------------
                              Total   $466,614,783
                                      ============

2. During the fiscal year ended October 31, 2004, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended October 31, 2003, the Fund utilized $14,755,514 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                             INCREASE TO
                REDUCTION TO             ACCUMULATED NET
                ACCUMULATED NET            REALIZED LOSS
                INVESTMENT LOSS           ON INVESTMENTS
                ----------------------------------------
                $2,174,714                    $2,174,714


                  34 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

No distributions were paid during the years ended October 31, 2004 and October 31, 2003.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                Federal tax cost of securities    $ 168,425,764
                                                  =============
                Gross unrealized appreciation     $  28,311,299
                Gross unrealized depreciation       (34,201,740)
                                                  -------------
                Net unrealized depreciation       $  (5,890,441)
                                                  =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2004, the Fund's projected benefit obligations were increased by $3,007 and payments of $2,419 were made to retired trustees, resulting in an accumulated liability of $44,018 as of October 31, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                   35 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED OCTOBER 31, 2004      YEAR ENDED OCTOBER 31, 2003
                                SHARES           AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------------
CLASS A
Sold                        11,592,831     $ 35,423,156      19,269,973     $ 45,613,174
Redeemed                   (12,096,376)     (34,938,698) 1  (13,652,915)     (31,837,437)
                           --------------------------------------------------------------
Net increase (decrease)       (503,545)    $    484,458       5,617,058     $ 13,775,737
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS B
Sold                         4,976,711     $ 14,409,345       7,985,412     $ 18,868,771
Redeemed                    (6,055,457)     (17,042,685) 1   (5,813,163)     (13,390,188)
                           --------------------------------------------------------------
Net increase (decrease)     (1,078,746)    $ (2,633,340)      2,172,249     $  5,478,583
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS C
Sold                         2,529,733     $  7,407,325       5,703,935     $ 12,775,516
Redeemed                    (2,310,500)      (6,440,527) 1   (5,092,014)     (10,461,765)
                           --------------------------------------------------------------
Net increase                   219,233     $    966,798         611,921     $  2,313,751
                           ==============================================================

-----------------------------------------------------------------------------------------
CLASS N
Sold                           972,340     $  2,841,359         773,300     $  1,791,741
Redeemed                    (1,074,403)      (3,146,630) 1     (219,846)        (522,126)
                           --------------------------------------------------------------
Net increase (decrease)       (102,063)    $   (305,271)        553,454     $  1,269,615
                           ==============================================================

1. Net of redemption fees of $2,126, $1,506, $597, $84 and $62 for Class A, Class B, Class C, Class N and Class Y, respectively.


                   36 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

              YEAR ENDED OCTOBER 31, 2004    YEAR ENDED OCTOBER 31, 2003
                    SHARES         AMOUNT         SHARES          AMOUNT
-------------------------------------------------------------------------
CLASS Y
Sold               664,396    $ 2,055,630      1,072,410     $ 2,688,989
Redeemed          (624,248)    (1,819,100) 1    (779,149)     (1,944,785)
                  -------------------------------------------------------
Net increase        40,148    $   236,530        293,261     $   744,204
                  =======================================================

1. Net of redemption fees of $2,126, $1,506, $597, $84 and $62 for Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2004, were $288,559,107 and $304,373,286, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2004, the agreement provides for a fee at an annual rate of 1.00% of the first $200 million of average annual net assets, 0.95% of the next $200 million, 0.90% of the next $200 million and 0.85% of average net assets over $600 million. Prior to January 1, 2004, the Fund paid the Manager an advisory fee at an annual rate of 1.00% of average annual net assets.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2004, the Fund paid $654,737 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                   37 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2004 for Class B, Class C and Class N shares were $9,383,413, $941,081 and $81,619, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                    CLASS A           CLASS B           CLASS C          CLASS N
                                CLASS A          CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                              FRONT-END            DEFERRED          DEFERRED          DEFERRED         DEFERRED
                          SALES CHARGES       SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
                            RETAINED BY         RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
YEAR ENDED                  DISTRIBUTOR         DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------------
October 31, 2004               $125,639                $426          $191,404            $9,480           $1,061

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $29,259, an amount equivalent to certain of such commissions incurred in prior years.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2004, OFS waived $380,838, $418,397, $85,525, and $10,426 for Class A, Class B, Class C, and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.


                   38 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2004 was $347,882, which represents 0.21% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                   ACQUISITION                VALUATION AS OF      UNREALIZED
SECURITY                                                 DATES         COST     OCT. 31, 2004    DEPRECIATION
--------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Axsun Technologies, Inc., Cv., Series C               12/13/00   $8,000,007        $  224,713      $7,775,294
Blaze Network Products, Inc., 8% Cv., Series D        10/17/00    1,067,750                --       1,067,750
BroadBand Office, Inc., Cv., Series C                  8/28/00      999,980                --         999,980
Centerpoint Broadband Technologies, Inc.,
Cv., Series D                                         10/23/00    5,000,001                --       5,000,001
Centerpoint Broadband Technologies, Inc.,
Cv., Series Z                                          5/26/00      999,999                --         999,999
MicroPhotonix Integration Corp., Cv.,
Series C                                                7/6/00    1,999,999                --       1,999,999
Multiplex, Inc., Cv., Series C                          2/9/01    2,849,336            29,384       2,819,952
Questia Media, Inc., Cv., Series B                     8/18/00      999,998            93,785         906,214

--------------------------------------------------------------------------------
6. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/Trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superseding consolidated and amended complaint.


                   39 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LITIGATION Continued

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                   40 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

REPORT OF  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER EMERGING TECHNOLOGIES FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Emerging Technologies Fund, including the statement of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from April 25, 2000 (commencement of operations) to October 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Emerging Technologies Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from April 25, 2000 (commencement of operations) to October 31, 2000, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
December 16, 2004


                   41 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2004 which are not designated as capital gain distributions should be multiplied by 64.76% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $241,431 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   42 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS   Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   43 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE       BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                Of Counsel (since June 1993) Hogan & Hartson (a law firm); a director (since
Chairman of the Board              2002) of Danielson Holding Corp. Formerly a director of Weyerhaeuser Corp.
of Trustees (since 2003);          (1999-April 2004), Caterpillar, Inc. (1993-December 2002), ConAgra Foods
Trustee (since 2000)               (1993-2001), Texas Instruments (1993-2001) and FMC Corporation (1993-2001).
Age: 73                            Oversees 25 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 2000)               OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,              A director (since 1991) of the Institute for Advanced Study, Princeton, N.J.,
Trustee (since 2000)               a director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 66                            Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of Arts and Sciences (since 1995), American Philosophical Society (since 1996)
                                   and Council on Foreign Relations (since 2002). Formerly a director of Bankers
                                   Trust New York Corporation (1994-1999). Oversees 25 portfolios in the
                                   OppenheimerFunds complex.

MARY F. MILLER,                    Formerly a Senior Vice President and General Auditor, American Express
Trustee (since 2004)               Company (July 1998-February 2003). Member of Trustees of the American
Age: 62                            Symphony Orchestra (October 1998 to present). Oversees 25 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                    Director (since January 2002) Columbia Equity Financial Corp. (privately-held
Trustee (since 2002)               financial adviser); Managing Director (since January 2002) Carmona Motley, Inc.
Age: 52                            (privately-held financial adviser). Formerly a Managing Director of Carmona
                                   Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December
                                   2001). Oversees 25 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,                A director (since February 1972) of Dominion Resources, Inc. (electric utility
Trustee (since 2000)               holding company); formerly a director of Prime Retail, Inc. (real estate
Age: 77                            investment trust) and Dominion Energy, Inc. (electric power and oil & gas producer),
                                   President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty
                                   Company, American Motorists Insurance Company and American Manufacturers Mutual
                                   Insurance Company. Oversees 25 portfolios in the OppenheimerFunds complex.

EDWARD V. REGAN,                   President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 2000)               director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 74                            and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                   Chairman of Municipal Assistance Corporation for the City of New York, New
                                   York State Comptroller and Trustee of New York State and Local Retirement
                                   Fund. Oversees 25 investment companies in the OppenheimerFunds complex.

                    44 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

RUSSELL S. REYNOLDS, JR.,          Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 2000)               governance consulting and executive recruiting); a Life Trustee of International House
Age: 72                            (non-profit educational organization); a former trustee of The Historical Society of the Town of Greenwich. Oversees 25 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
AND OFFICER                        225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR
                                   AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee              (since September 2000) of the Manager; President and a director or trustee
(since 2001)                       of other Oppenheimer funds; President and a director (since July 2001) of
Age: 55                            Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                   Manager); a director (since November 2001) of OppenheimerFunds Distributor,
                                   Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                   Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                                   OppenheimerFunds Legacy Program (a charitable trust program established by the
                                   Manager); a director of the following investment advisory subsidiaries of the
                                   Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                   Corporation, Trinity Investment Management Corporation and Tremont Capital
                                   Management, Inc. (since November 2001), HarbourView Asset Management Corporation
                                   and OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                   2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                                   Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                   Insurance Company (the Manager's parent company); a director (since June 1995) of
                                   DLB Acquisition Corporation (a holding company that owns the shares of Babson
                                   Capital Management LLC); a member of the Investment Company Institute's Board of
                                   Governors (elected to serve from October 3, 2003 through September 30, 2006).
                                   Formerly, Chief Operating Officer (September 2000-June 2001) of the Manager;
                                   President and trustee (November 1999-November 2001) of MML Series Investment Fund
                                   and MassMutual Institutional Funds (open-end investment companies); a director
                                   (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                                   Executive Officer and director (September 1999-August 2000) of MML Bay State Life
                                   Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                                   Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees
                                   63 portfolios as Trustee/Director and 21 additional portfolios as Officer in the
                                   OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------
OFFICERS                           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MS. GRANGER AND
                                   MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                                   10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL,
                                   CO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER EARLIER
                                   RESIGNATION, DEATH OR REMOVAL.

LAURA GRANGER,                     Vice President of the Manager since October 2000; an officer of 3 portfolios
Vice President and Portfolio       in the OppenheimerFunds complex. Formerly a portfolio manager at Fortis
Manager (since 2002)               Advisors (July 1998-October 2000).
Age: 44


                    45 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
BRIAN W. WIXTED,                  Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)            Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                           Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                  Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                                  International Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional
                                  Asset Management, Inc. (since November 2000), and of OppenheimerFunds
                                  Legacy Program (a Colorado non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                  Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset
                                  Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                  Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer
                                  (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services
                                  Division. An officer of 84 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)            February 2002) of the Manager; General Counsel and a director (since November
Age: 56                           2001) of the Distributor; General Counsel (since November 2001) of Centennial
                                  Asset Management Corporation; Senior Vice President and General Counsel
                                  (since November 2001) of HarbourView Asset Management Corporation;
                                  Secretary and General Counsel (since November 2001) of Oppenheimer
                                  Acquisition Corp.; Assistant Secretary and a director (since October 1997) of
                                  OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President
                                  and a director (since November 2001) of Oppenheimer Partnership Holdings,
                                  Inc.; a director (since November 2001) of Oppenheimer Real Asset Management,
                                  Inc.; Senior Vice President, General Counsel and a director (since November 2001)
                                  of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                                  Investments, Inc. and OFI Trust Company; Vice President (since November 2001)
                                  of OppenheimerFunds Legacy Program; Senior Vice President and General
                                  Counsel (since November 2001) of OFI Institutional Asset Management, Inc.; a
                                  director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior
                                  Vice President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001)
                                  of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-
                                  November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                  2001); and OppenheimerFunds International Ltd. (October 1997-November
                                  2001). An officer of 84 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and                Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Chief Compliance Officer          Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                      Formerly (until February 2004) Vice President and Director of Internal Audit of
Age: 54                           the Manager. An officer of 84 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                   46 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $18,000 in fiscal 2004 and $17,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $26 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include consultations regarding the registrant's retirement plan with respect to its trustees.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $45,500 in fiscal 2004 and $5,026 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)